Generation Separation (Tables)	12 Months Ended
Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of Balance Sheet and Profit and Loss Information for Discontinued Operations
The following table summarizes the carrying amounts of DP&L's Generation assets that were transferred to AES Ohio Generation on October 1, 2017:

$ in millions	October 1, 2017
ASSETS
Restricted cash	$2.0
Accounts receivable, net	31.3
Inventories	42.0
Taxes applicable to subsequent years	1.8
Property, plant & equipment, net	87.0
Intangible assets, net	0.7
Other assets	15.5
Total assets	$180.3

LIABILITIES
Accounts payable	$12.4
Accrued taxes (b)	(3.9)
Long-term debt (a)	0.3
Deferred taxes (b)	(91.9)
Pension, retiree and other benefits	9.6
Unamortized investment tax credit	15.1
Asset retirement obligations	126.3
Other liabilities	24.1
Total liabilities	$92.0

Total accumulated other comprehensive income	2.1

Net assets transferred to AES Ohio Generation	$86.2

(a)	Long-term debt that transferred to AES Ohio Generation relates to capital leases.

(b)	Accrued taxes and deferred taxes transferred to AES Ohio Generation represent the tax asset position netted with liabilities on DP&L prior to Generation Separation.

DP&L's generation business met the criteria to be classified as a discontinued operation, and, accordingly, the historical activity has been reclassified to "Discontinued operations" in the Statements of Operations for the years ended December 31, 2017 and 2016.

The following table summarizes the revenues, cost of revenues, operating and other expenses and income tax of discontinued operations for the periods indicated:

	Years ended December 31,
$ in millions	2017	2016
Revenues	$358.4	$557.9
Cost of revenues	(191.6)	(341.1)
Operating and other expenses	(156.8)	(202.0)
Fixed-asset impairment	(66.3)	(1,353.5)
Loss from discontinued operations	(56.3)	(1,338.7)
Income tax benefit from discontinued operations	(15.9)	(468.4)
Net loss from discontinued operations	$(40.4)	$(870.3)